Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ (2,432,637)	$ (892,596)	$ 3,085,847
CAYMAN ISLANDS
Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before provision for income taxes	(1,531,594)	(392,100)
BVI [Member]
Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before provision for income taxes	(2,104)
Hong Kong [Member]
Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before provision for income taxes	(1,708)	(72)
PRC [Member]
Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ (897,231)	$ (500,424)	$ 3,085,847